Employee Benefits	12 Months Ended
Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Employee Benefits
22.	Employee Benefits
Employee benefit plans
The Company and its domestic subsidiaries provide cash balance pension plans, other defined benefit pension plans, lump-sum
severance payment plans, and the defined contribution pension plans in accordance with the Defined-Benefit Corporate Pension Act and the Defined Contribution Pension Act of Japan. The Company’s defined benefit pension plans are administered by the Pension fund of NEC Corporation (the “Fund”) which is legally independent of the Company. The Director of the Fund has the fiduciary duty to comply with laws, the directives by the Minister of Health, Labour and Welfare and the Director-Generals of Regional Bureaus of Health and Welfare made pursuant to those laws, and the by-laws
of the Fund and the decisions made by the Board of Representatives of the Fund. The Company is required to make contributions to the Fund and obligated to make contributions in the amount stipulated by the Fund. Contributions are also regularly reviewed and adjusted as necessary to the extent permitted by laws and regulations.
Certain of its foreign subsidiaries have various types of defined benefit plans and defined contribution plans, covering substantially all of their employees. However, these plans are not considered material in aggregate to the NEC Group’s employee benefit arrangements.
The Company and certain of its subsidiaries transferred a portion of their unfunded lump-sum
defined benefit retirement plans to defined contribution pension plans on April 1, 2018. In this connection, the NEC Group transferred 52,529 million JPY of defined benefit obligations to other financial liabilities for its funding obligations to the defined contribution pension plans.
The defined benefit plans of the NEC Group are exposed to the following risks:
Investment risks
The present value of defined benefit obligations is calculated using a discount rate by reference to market yields at the end of the reporting period on high quality corporate bonds. When the yield on plan assets falls below the discount rate, there is a risk of reduction in equity due to deterioration of the funding status. In short-term, plan assets may be exposed to fluctuations in the investment performance. The portfolio of plan assets is reviewed on a regular basis in order to secure sufficient income streams over the long term for pension and severance payments in the future to meet the investment objective.
Interest rate risks
When a discount rate is adjusted downwards in line with the fallen market yields on high quality corporate bonds, the present value of defined benefit obligations may increase and cause deterioration of the funding status, exposing the NEC Group to a risk of reduction in equity.

Defined benefit obligations and plan assets
The changes in present value of defined benefit obligations and fair value of plan assets of the NEC Group for the fiscal years ended March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Present value of defined benefit obligations
Balance at beginning of the year	1,113,774	1,036,768

Current service cost	33,513	32,140
Interest cost	6,868	5,604
Remeasurements:
Actuarial (gains) losses arising from changes in demographic assumptions	11,348	(6,939)
Actuarial gains arising from changes in financial assumptions	(623)	(8,996)
Past service cost and gains on settlements	(1,476)	(449)
Benefits paid	(68,275)	(63,512)
Effects of business combinations and disposals	(2,525)	(13,094)
Settlements of defined benefit pension plans	(54,070)	(8,303)
Foreign currency translation differences	(1,049)	(3,221)
Transfer to liabilities directly associated with assets held for sale	(1,090)	(4,197)
Others	373	762

Balance at the end of the year	1,036,768	966,563

Fair value of plan assets
Balance at beginning of the year	890,360	814,902

Interest income	6,162	4,823
Remeasurement: Actual loss on plan assets	(41,925)	(13,096)
Employer contributions	13,252	10,583
Benefits paid	(50,903)	(53,282)
Effects of business combinations and disposals	(920)	(8,377)
Settlements of defined benefit pension plans	(538)	—
Foreign currency translation differences	(1,616)	(3,435)
Transfer to liabilities directly associated with assets held for sale	458	(1,983)
Others	572	716

Balance at end of the year	814,902	750,851

Defined benefit liabilities	241,759	224,469
Defined benefit assets	(19,893)	(8,757)

Net defined benefit liabilities recognized in the consolidated statements of financial position	221,866	215,712

Components of defined benefit cost for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	JPY (millions)
	2018	2019	2020
Current service cost	34,759	33,513	32,140
Net interest	808	706	781
Past service cost and gains on settlements	(1,416)	(1,476)	(449)

Total	34,151	32,743	32,472

Fair value of plan assets
The fair value of the plan assets by asset category as of March 31, 2019 and 2020, is as follows:

			JPY (millions)
	2019		2020
	With quoted market price in an active market	No quoted market price in an active market	With quoted market price in an active market	No quoted market price in an active market
Cash and cash equivalents	30,818	—	21,235	—
Equity securities	145,054	—	128,334	—
Mutual funds	—	627,645	—	590,972
Others	—	11,385	—	10,310

Total	175,872	639,030	149,569	601,282

Consolidated subsidiaries’ shares that are contributed to retirement benefit trust included in Equity securities are 38,386 million JPY and 46,114 million JPY, as of March 31, 2019 and 2020, respectively. Equity securities consist of only Japanese securities.
Mutual funds are investment vehicles such as commingled funds and primarily invested in the marketable instruments such as listed stocks and government and municipal bonds in both Japanese and global markets.
Significant actuarial assumptions used to determine the present value of the defined benefit obligations as of March 31, 2019 and 2020, are as follows:

	2019	2020
Discount rate	0.5%	0.6%
The assumptions for future mortality are based on the official mortality table generally used for actuarial assumptions in Japan. Under the mortality table used at March 31, 2019 and 2020, the current average remaining life expectancy of an individual retiring at age 60 was 23 years for males and 28 years for females.
The effects on defined obligations of a 0.1% change in the discount rate as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Discount rate
Increased by 0.1%	(11,994)	(10,610)
Decreased by 0.1%	12,240	10,822
The NEC Group makes contributions to its defined benefit plans considering various factors, including the financial condition of the Company and its subsidiaries, funding status of the plans, and actuarial assumptions. Regarding the NEC corporate pension fund, the contribution amount is reviewed on a regular basis, and financial recalculations are conducted every five years in accordance with the Defined-Benefit Corporation Pension Act. The Fund determines investment strategies for each pension asset categories by considering expected returns and risks. Plan assets are managed within those set parameters to minimize risk, and the Company and certain of its consolidated subsidiaries may make contributions of a necessary amount if the amount of reserve falls below the minimum base amount.
The NEC Group plans to contribute 18,128 million JPY to its defined benefit pension plans during the fiscal year ending March 31, 2021.

The remaining weighted-average duration of the defined benefit obligation was 11.5 years and 11.0 years as of March 31, 2019 and 2020, respectively.
Contribution to the defined contribution plans
The Company and certain of its subsidiaries provide defined contribution benefit plans. The contributions made by the NEC Group recorded as retirement benefit expenses were 55,955 million JPY, 57,950 million JPY, and 57,542 million JPY for the years ended March 31, 2018, 2019, and 2020, respectively. The amount includes the payment of premiums by employer in welfare pension insurance premiums.